Commitments and Contingencies (Details) ¥ in Millions, $ in Millions			6 Months Ended
	May 06, 2021 USD ($) m²	May 06, 2021 CNY (¥) m²	Mar. 31, 2023 USD ($)	Mar. 31, 2023 CNY (¥)
Commitments and Contingencies (Details) [Line Items]
Future minimum capital expenditures amount			$ 13.9
Total amount of capital expenditure			3.6
Office space (in Square Meters) | m²	2,749.3	2,749.3
Total purchase price	$ 4.6	¥ 32
Prepayment of amount			$ 2.3	¥ 16
Mr. Gang Lai [Member]
Commitments and Contingencies (Details) [Line Items]
Equity ownership percentage	5.00%	5.00%